UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 6621 Willow Park Drive; Suite One
         Naples, FL  34103

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL            August 13, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          13
Form 13F Information Table Value Total:    $157,095
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________


					FORM 13F INFORMATION TABLE


                   	             		   VALUE     SH/    SH/ PUT/ INVSMNT OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS 	CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN MGRS    SOLE  SHARED  NONE
--------------------   -------------- ---------  -------- --------  --- ---- ------- -----   ----  ------  ----
AEHR TEST SYSTEMS     	   COM        00760J108    4,499   744,864  SH        SOLE   NONE    744,864  0     0
ALLOY INC	      	   COM        019855303    8,754   875,375  SH        SOLE   NONE    875,375  0     0
ALPHARMA INC-CL A    	   COM        020813101   12,589   484,000  SH        SOLE   NONE    484,000  0     0
CASCADE MICROTECH INC 	   COM        147322101    8,002   667,427  SH        SOLE   NONE    667,427  0     0
DELIA*S INC NEW	      	   COM        246911101    6,451   845,533  SH        SOLE   NONE    845,533  0     0
DIXIE GROUP INC       	   COM        255519100   14,871 1,189,715  SH        SOLE   NONE  1,189,715  0     0
LABOR READY INC	           COM        505401208    8,569   370,800  SH        SOLE   NONE    370,800  0     0
LAM RESEARCH CORP     	   COM        512807108   23,695   460,995  SH        SOLE   NONE    460,995  0     0
MIDAS INC	      	   COM        595626102   20,950   924,113  SH        SOLE   NONE    924,113  0     0
MOLDFLOW CORP	      	   COM        608507109    6,931   315,351  SH        SOLE   NONE    315,351  0     0
QUANTUM CORP	      	   COM        747906204   12,815 4,042,500  SH        SOLE   NONE  4,042,500  0     0
SYMANTEC CORP	      	   COM        871503108    6,393   316,500  SH        SOLE   NONE    316,500  0     0
TYLER CORP	      	   COM        902252105   22,575 1,819,104  SH        SOLE   NONE  1,819,104  0     0
		           	  	        --------
				  	         157,095
				  	        --------
